Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 31, 2016	Aug. 31, 2026	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2026
C000219236 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	$ 10,000		$ 10,001.86131	$ 10,028.59249	$ 10,762.18572	$ 11,002.96193	$ 11,368.68254	$ 10,450.9513	$ 10,548.80258	$ 11,225.56238	$ 11,109.39182	$ 11,622.69112
C000070760 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares with sales load
Accumulated Value	9,550		9,554.777553	9,581.31385	10,282.18857	10,505.0334	10,819.30296	9,929.878342	9,997.50539	10,612.06617	10,464.53867	10,931.69044
C000024704 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares with sales load
Accumulated Value	9,550		9,560.942638	9,609.248866	10,363.96006	10,592.60824	10,973.773	10,026.7082	10,142.06518	10,710.88732	10,593.11978	11,103.02615
C000219237 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		10,011.45826	10,062.0407	10,852.3142	11,098.74581	11,523.97148	10,553.77226	10,688.88311	11,314.82528	11,214.81402	11,794.01653
C000130166 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		10,092.19545	10,391.61463	11,331.14722	11,271.34155	12,327.01495	11,045.98288	11,034.00562	12,135.62321	11,947.39995	12,773.67792
C000034363 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares with sales load
Accumulated Value	10,000		9,991.624708	10,173.99812	10,984.78743	10,830.37963	11,726.54306	10,405.78979	10,277.43116	11,190.96592	10,987	11,714
C000034361 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares with sales load
Accumulated Value	9,550		9,610.54713	9,870.654402	10,735.33479	10,652.0259	11,631.30422	10,398.92881	10,347.15157	11,360.74199	11,153.97601	11,893.18384
Morningstar Municipal Ohio Funds Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Municipal Ohio Funds Category Average
Accumulated Value	10,000		9,978.556	9,920.556641	10,700.61993	11,011.90524	11,335.12889	10,303.78065	10,393.2762	11,059.22225	10,928.47902	11,428.41978
S And P Municipal Bond Ohio Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Ohio Index
Accumulated Value	10,000		10,113.633	10,259.05794	11,071.74358	11,673.4552	12,069.82737	11,054.31796	11,207.84806	11,913.74636	11,930.72821	12,400.22503
S And P Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Index
Accumulated Value	10,000		10,091.543	10,152.84105	10,991.85254	11,338.5037	11,728.67522	10,780.91616	10,973.68972	11,659.66823	11,711.21329	12,198.1714
S And P Municipal Bond Pennsylvania Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Pennsylvania Index
Accumulated Value	10,000		10,118.239	10,198.83988	11,097.23325	11,448.02678	11,877.4892	10,895.69119	11,060.61818	11,764.86322	11,841.84543	12,361.58639
Morningstar Muni Pennsylvania Funds Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Muni Pennsylvania Funds Category Average
Accumulated Value	10,000		10,030.41	10,104.9861	10,918.29096	11,126.29095	11,607.7467	10,510.36774	10,571.37517	11,291.13359	11,166.08767	11,720.59782
Morningstar High Yield Muni Funds Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar High Yield Muni Funds Category Average
Accumulated Value	10,000		10,094.366	10,426.90369	11,300.86799	11,318.05548	12,353.81714	10,981.52548	10,911.54352	11,980.87696	11,683.78236	12,367.03477
S And P Municipal Bond 10 AAA And AA 15 A 25 BBB 50 High Yield All 3 Year Plus Sub Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond 10% AAA&AA/15% A/25% BBB/50% High Yield, All 3-Year Plus Sub-Index
Accumulated Value	$ 10,000		$ 10,163.18034	$ 10,610.12211	$ 11,636.37633	$ 11,888.90947	$ 12,937.02947	$ 11,638.25339	$ 11,799.84354	$ 12,927.09923	$ 12,831.36633	$ 13,640.06317